January 26, 2016

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, DC 20549

RE:	ICON Funds (the “Trust”)
(File Nos. 333-14927 and 811-07883)
CIK No. 0001025770

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the above-referenced Trust hereby certifies that the definitive form of Prospectuses and Statements of Additional Information dated January 22, 2016 does not differ materially from the form of Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 55 (the “Amendment”) to the Trust’s Registration Statement. This Amendment was electronically filed under 485(b) as Post-Effective Amendment No. 55 on January 22, 2016 (Accession No: 0001193125-16-435701).

If you have any questions regarding this certification, please contact me at (303) 328-9207.

Respectfully,

/s/ Donald Salcito
Donald Salcito, Esq.
Secretary of the Trust

cc:	Theresa Mehringer Esq.

Carrie Schoffman, CCO of the Trust